UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Dividend Income Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsTax-Advantaged Dividend Income Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 70.1% (48.4% of Total investments)		$667,462,052
(Cost $458,546,359)
Energy 13.3%		127,026,524
Oil, gas and consumable fuels 13.3%
BP PLC, ADR	567,500	19,522,000
Chevron Corp.	40,000	4,099,200
ConocoPhillips	195,000	7,959,900
Kinder Morgan, Inc.	232,000	4,716,560
ONEOK, Inc. (L)(Z)	500,000	22,395,000
Royal Dutch Shell PLC, ADR, Class A	478,584	24,785,865
Spectra Energy Corp. (L)(Z)	1,130,442	40,661,999
TOTAL SA, ADR	60,000	2,886,000
Materials 0.1%		842,400
Metals and mining 0.1%
Freeport-McMoRan, Inc. (L)(Z)	65,000	842,400
Telecommunication services 2.5%		23,372,697
Diversified telecommunication services 1.9%
AT&T, Inc.	250,000	10,822,500
Verizon Communications, Inc.	129,160	7,156,756
Wireless telecommunication services 0.6%
Vodafone Group PLC, ADR (L)(Z)	174,545	5,393,441
Utilities 54.2%		516,220,431
Electric utilities 26.3%
Alliant Energy Corp.	390,000	15,697,500
American Electric Power Company, Inc. (L)(Z)	590,000	40,887,000
Avangrid, Inc. (L)(Z)	475,000	21,441,500
Duke Energy Corp. (L)(Z)	320,000	27,388,800
Entergy Corp.	298,000	24,254,220
Eversource Energy (L)(Z)	490,000	28,660,100
FirstEnergy Corp. (L)(Z)	582,500	20,340,900
OGE Energy Corp. (C)(L)	540,000	17,371,800
Pinnacle West Capital Corp.	50,000	3,943,500
PPL Corp.	500,000	18,855,000
The Southern Company (L)(Z)	375,000	20,062,500
Xcel Energy, Inc. (L)(Z)	270,000	11,874,600
Gas utilities 5.0%
Atmos Energy Corp. (L)(Z)	350,000	27,926,500
ONE Gas, Inc.	170,000	11,043,200
Questar Corp. (L)(Z)	350,000	8,809,500
Independent power and renewable electricity producers 0.1%
Talen Energy Corp. (I)	62,453	849,361
Multi-utilities 22.8%
Ameren Corp. (L)(Z)	540,000	28,317,600
Black Hills Corp.	440,000	27,742,000
CenterPoint Energy, Inc. (L)(Z)	1,020,000	24,398,400
Dominion Resources, Inc. (L)(Z)	400,000	31,208,000
DTE Energy Company (L)(Z)	250,000	24,380,000
National Grid PLC, ADR	255,000	18,474,750
NiSource, Inc.	770,000	19,758,200
Public Service Enterprise Group, Inc.	70,000	3,220,700

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Dividend Income Fund

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Vectren Corp.	760,000	39,314,800
Preferred securities 73.2% (50.5% of Total investments)		$696,724,442
(Cost $633,138,366)
Energy 4.3%		40,538,990
Oil, gas and consumable fuels 4.3%
Kinder Morgan, Inc., 9.750%	830,717	40,538,990
Financials 43.2%		411,028,667
Banks 26.5%
Bank of America Corp., 6.375% (Z)	139,000	3,602,880
Bank of America Corp., 6.500% (Z)	153,476	4,196,034
Bank of America Corp., 6.625% (Z)	355,000	9,460,750
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	230,000	5,950,100
Barclays Bank PLC, Series 5, 8.125% (C)	610,000	15,945,400
BB&T Corp., 5.625%	606,000	15,949,920
BB&T Corp. (Callable 11-1-17), 5.200% (Z)	225,000	5,856,750
BB&T Corp. (Callable 6-1-18), 5.200%	480,000	12,801,600
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (Z)	35,000	1,041,950
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (Z)	163,997	4,933,030
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (L)(Z)	270,400	7,711,808
HSBC Holdings PLC, 8.000% (C)	325,000	8,719,750
HSBC Holdings PLC, 8.125% (Z)	50,000	1,392,000
ING Groep NV, 6.200%	109,100	2,820,235
ING Groep NV, 7.050%	150,000	3,960,000
JPMorgan Chase & Co., 5.450% (Z)	245,000	6,333,250
JPMorgan Chase & Co., 5.500% (Z)	980,000	25,372,200
JPMorgan Chase & Co., 6.100% (Z)	510,000	13,826,100
JPMorgan Chase & Co., 6.125% (Z)	98,888	2,679,865
JPMorgan Chase & Co., 6.700% (Z)	30,000	836,700
Royal Bank of Scotland Group PLC, Series L, 5.750%	760,000	19,038,000
Santander Holdings USA, Inc., Series C, 7.300%	120,000	3,114,000
The PNC Financial Services Group, Inc., 5.375% (C)	280,000	7,288,400
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (Z)	40,000	1,212,800
U.S. Bancorp, 5.150% (C)	720,000	19,483,200
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	296,000	9,078,320
Wells Fargo & Company, 6.000% (Z)	215,000	5,873,800
Wells Fargo & Company, 8.000% (Z)	1,200,000	33,900,000
Capital markets 15.1%
Deutsche Bank Contingent Capital Trust II, 6.550% (C)	310,000	7,787,200
Deutsche Bank Contingent Capital Trust III, 7.600%	797,893	20,497,871
Morgan Stanley, 6.625% (Z)	1,057,915	28,986,871
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	220,000	6,162,200
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	300,000	9,048,000
State Street Corp., 5.250%	910,000	23,942,100
State Street Corp., 6.000%	192,065	5,385,503
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%) (Z)	25,000	735,750
The Bank of New York Mellon Corp., 5.200%	425,000	11,232,750
The Goldman Sachs Group, Inc., 5.950% (C)	950,000	24,576,500
The Goldman Sachs Group, Inc., Series B, 6.200%	215,000	5,650,200

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Advantaged Dividend Income Fund

	Shares	Value
Financials (continued)
Consumer finance 1.0%
Capital One Financial Corp., 6.200%	80,000	2,198,400
Capital One Financial Corp., 6.700% (Z)	126,569	3,626,202
SLM Corp., Series A, 6.970%	74,000	3,700,000
Insurance 0.4%
Aegon NV, 6.500%	96,512	2,561,428
Prudential Financial, Inc., 5.750% (Z)	40,000	1,072,800
Real estate investment trusts 0.2%
Ventas Realty LP, 5.450%	45,000	1,226,250
Thrifts and mortgage finance 0.0%
Federal National Mortgage Association, Series S, 8.250% (I)	60,000	259,800
Health care 2.6%		24,331,199
Pharmaceuticals 2.6%
Teva Pharmaceutical Industries, Ltd., 7.000%	27,400	24,331,199
Industrials 0.3%		3,297,500
Machinery 0.3%
Stanley Black & Decker, Inc., 5.750% (L)(Z)	125,000	3,297,500
Telecommunication services 5.2%		49,720,080
Diversified telecommunication services 3.5%
Qwest Corp., 6.125%	730,000	18,782,900
Qwest Corp., 7.375%	366,000	9,464,760
Qwest Corp., 7.500%	120,000	3,075,600
Verizon Communications, Inc., 5.900% (Z)	60,000	1,677,000
Wireless telecommunication services 1.7%
Telephone & Data Systems, Inc., 5.875%	340,000	8,806,000
Telephone & Data Systems, Inc., 6.625%	30,000	805,500
Telephone & Data Systems, Inc., 6.875%	243,000	6,327,720
United States Cellular Corp., 6.950%	30,000	780,600
Utilities 17.6%		167,808,006
Electric utilities 15.4%
Duke Energy Corp., 5.125%	210,000	5,565,000
Entergy Arkansas, Inc., 4.560%	9,388	933,226
Entergy Arkansas, Inc., 6.450%	135,000	3,651,750
Entergy Mississippi, Inc., 4.920%	8,190	789,823
Entergy Mississippi, Inc., 6.250% (C)	197,500	5,186,350
Gulf Power Company, 5.600%	100,155	10,378,141
Interstate Power & Light Company, 5.100%	1,380,000	38,157,000
Mississippi Power Company, 5.250%	257,500	6,682,125
NextEra Energy Capital Holdings, Inc., 5.000%	110,000	2,812,700
NextEra Energy Capital Holdings, Inc., 5.700%	225,000	5,928,750
PPL Capital Funding, Inc., 5.900%	1,010,000	27,037,700
SCE Trust I, 5.625%	143,777	3,782,773
SCE Trust II, 5.100%	1,275,000	33,558,000
The Southern Company, 6.250%	80,000	2,240,000
Multi-utilities 2.2%
BGE Capital Trust II, 6.200%	247,000	6,523,270
DTE Energy Company, 5.250% (C)	165,000	4,257,000
DTE Energy Company, 6.500%	175,000	4,567,500
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	210,000	5,756,898

4SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Dividend Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 0.3% (0.2% of Total investments)					$3,345,000
(Cost $3,000,000)
Utilities 0.3%					3,345,000
Electric utilities 0.3%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	3,000,000	3,345,000
	Yield	*(%)	Maturity date	Par value^	Value
Short-term investments 1.3% (0.9% of Total investments)					$12,022,000
(Cost $12,022,000)
U.S. Government Agency 0.6%					5,886,000
Federal Home Loan Bank Discount Note	0.150		08-01-16	5,886,000	5,886,000
				Par value^	Value
Repurchase agreement 0.7%					6,136,000
Repurchase Agreement with State Street Corp. dated 7-29-16 at 0.030% to be repurchased at $6,136,015 on 8-1-16, collateralized by $6,210,000 Federal National Mortgage Association, 1.985% due 9-29-21 (valued at $6,264,338, including interest).				6,136,000	6,136,000
Total investments (Cost $1,106,706,725)† 144.9%					$1,379,553,494
Other assets and liabilities, net (44.9%)					($427,678,948)
Total net assets 100.0%					$951,874,546

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(C)	All or a portion of this security is segregated as collateral for options. Total collateral value at 7-31-16 was $105,759,585.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-16, and is a component of the fund's leverage under the Liquidity Agreement. The value of securities on loan amounted to $343,187,372.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(Z)	A portion of this security is segregated as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-16 was $500,620,449.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,113,223,518. Net unrealized appreciation aggregated to $266,329,976, of which $289,381,854 related to appreciated investment securities and $23,051,878 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 7-31-16:

United States	89.1
United Kingdom	6.4
Netherlands	2.5
Israel	1.8
France	0.2
Total	100.0

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Energy	$127,026,524	$127,026,524	—	—
Materials	842,400	842,400	—	—
Telecommunication services	23,372,697	23,372,697	—	—
Utilities	516,220,431	516,220,431	—	—
Preferred securities
Energy	40,538,990	40,538,990	—	—
Financials	411,028,667	411,028,667	—	—
Health care	24,331,199	24,331,199	—	—
Industrials	3,297,500	3,297,500	—	—
Telecommunication services	49,720,080	48,043,080	1,677,000	—
Utilities	167,808,006	144,763,568	23,044,438	—
Corporate bonds	3,345,000	—	3,345,000	—
Short-term investments	12,022,000	—	12,022,000	—
Total investments in securities	$1,379,553,494	$1,339,465,056	$40,088,438	—
Other financial instruments:
Futures	($3,515,847)	($3,515,847)	—	—
Written options	(1,316,377)	(1,316,377)	—	—
Interest rate swaps	(558,048)	—	($558,048)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount

       6

not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2016, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at July 31, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Sep 2016	($126,870,091)	($130,385,938)	($3,515,847)
						($3,515,847)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2016, the fund wrote option contracts to hedge against anticipated changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the period ended July 31, 2016 and the contracts held at July 31, 2016:

	Number of contracts	Premiums received
Outstanding, beginning of period	660	$2,243,192
Options written	6,280	15,475,851
Option closed	(5,438)	(16,091,414)
Options exercised
Options expired	(365)	(283,224)
Outstanding, end of period	1,137	$1,344,405

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Philadelphia Utility Index	$660	Sep 2016	95	$99,834	($109,250)
S&P 100 Index	1,020	Sep 2016	543	40,296	(24,435)
S&P 500 Index	2,200	Aug 2016	48	32,122	(28,560)
S&P 500 Index	4,410	Aug 2016	96	60,404	(46,762)
S&P 500 Index	2,210	Aug 2016	48	28,282	(17,520)
S&P 500 Index	2,165	Sep 2016	307	1,083,467	(1,089,850)

       7

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Total			1,137	$1,344,405	($1,316,377)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. (include previous sentence only if applies) Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2016, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of July 31, 2016.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$86,000,000	Fixed 1.4625%	3-Month LIBOR (a)	Aug 2016	($494,847)
Morgan Stanley Capital Services	86,000,000	Fixed 0.8750%	3-Month LIBOR (a)	Jul 2017	(63,201)
Total	$172,000,000				($558,048)

(a) At 7-31-16, the 3-Month LIBOR rate was 0.7591%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P13Q3	07/16
This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.		9/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:

/s/ Andrew G. Arnott

____________________________

Andrew G. Arnott

President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

____________________________

Andrew G. Arnott

President

Date: September 16, 2016

By:

/s/ Charles A. Rizzo

____________________________

Charles A. Rizzo

Chief Financial Officer

Date: September 16, 2016